Collaborative Research and Development Agreements - Schedule of Milestones Payable (Details) - Vanda Pharmaceuticals Inc. [Member] $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
FDA Regulatory Approval For Marketing Of First Licensed Product In The USA For The Treatment Of Active Flares In GPP [Member]
Disaggregation of Revenue [Line Items]
Milestones that may be recognized in the future	$ 5.0
Regulatory Approval For Marketing Of The First Licensed Product In The EU
Disaggregation of Revenue [Line Items]
Milestones that may be recognized in the future	5.0
Commercial Sales Milestone
Disaggregation of Revenue [Line Items]
Milestones that may be recognized in the future	25.0
Cumulative Milestones Recognized
Disaggregation of Revenue [Line Items]
Collaboration revenue	0.0
Milestones Yet To Be Recognized
Disaggregation of Revenue [Line Items]
Milestones that may be recognized in the future	$ 35.0